Electric plant, construction and related agreements - Electric plant (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Public Utility Property Plant and Equipment
Investment	$ 9,696,844	$ 9,512,715
Accumulated Depreciation	(4,968,294)	(4,833,025)
Total construction work in progress	5,783,579	4,816,896
Plant acquisition adjustments	$ 197,000	197,000
Vogtle Units No. 1 & No. 2
Public Utility Property Plant and Equipment
Ownership interest (as a percent)	30.00%
Investment	$ 3,008,848	2,989,693
Accumulated Depreciation	$ (1,845,863)	(1,815,258)
Vogtle Units No. 3 & No. 4
Public Utility Property Plant and Equipment
Ownership interest (as a percent)	30.00%
Investment	$ 57,631	56,991
Accumulated Depreciation	(5,785)	(4,956)
Total construction work in progress	$ 5,696,342	4,617,654
Hatch Units No. 1 & No. 2
Public Utility Property Plant and Equipment
Ownership interest (as a percent)	30.00%
Investment	$ 952,159	934,567
Accumulated Depreciation	$ (479,628)	(462,063)
Wansley Units No. 1 & No. 2
Public Utility Property Plant and Equipment
Ownership interest (as a percent)	30.00%
Investment	$ 764,315	749,971
Accumulated Depreciation	$ (370,177)	(360,014)
Scherer Unit No. 1
Public Utility Property Plant and Equipment
Ownership interest (as a percent)	60.00%
Investment	$ 1,379,513	1,284,508
Accumulated Depreciation	$ (569,357)	(545,908)
Doyle
Public Utility Property Plant and Equipment
Ownership interest (as a percent)	100.00%
Investment	$ 139,853	137,513
Accumulated Depreciation	$ (117,005)	(113,259)
Rocky Mountain Units No. 1, No. 2 & No. 3
Public Utility Property Plant and Equipment
Ownership interest (as a percent)	75.00%
Investment	$ 618,965	618,939
Accumulated Depreciation	$ (281,763)	(270,058)
Hartwell
Public Utility Property Plant and Equipment
Ownership interest (as a percent)	100.00%
Investment	$ 227,154	226,316
Accumulated Depreciation	$ (113,879)	(110,008)
Hawk Road Energy Facility
Public Utility Property Plant and Equipment
Ownership interest (as a percent)	100.00%
Investment	$ 263,673	260,494
Accumulated Depreciation	$ (63,907)	(67,065)
Talbot
Public Utility Property Plant and Equipment
Ownership interest (as a percent)	100.00%
Investment	$ 296,398	294,809
Accumulated Depreciation	$ (152,859)	(144,847)
Chattahoochee
Public Utility Property Plant and Equipment
Ownership interest (as a percent)	100.00%
Investment	$ 319,234	317,210
Accumulated Depreciation	$ (160,194)	(150,805)
Smith Energy Facility
Public Utility Property Plant and Equipment
Ownership interest (as a percent)	100.00%
Investment	$ 672,358	655,106
Accumulated Depreciation	$ (174,176)	(195,638)
Wansley
Public Utility Property Plant and Equipment
Ownership interest (as a percent)	30.00%
Investment	$ 3,942	3,887
Accumulated Depreciation	(3,847)	(3,738)
Transmission
Public Utility Property Plant and Equipment
Investment	100,344	96,198
Accumulated Depreciation	(60,688)	(59,096)
Other production
Public Utility Property Plant and Equipment
Investment	98,406	96,522
Accumulated Depreciation	$ (60,904)	(57,826)
Scherer Unit No. 2
Public Utility Property Plant and Equipment
Ownership interest (as a percent)	60.00%
Investment	$ 794,051	789,991
Accumulated Depreciation	(508,262)	(472,486)
Environmental and other generation improvements
Public Utility Property Plant and Equipment
Total construction work in progress	$ 87,237	$ 199,242